Long Term Debt - Deferred Financing Costs - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 19, 2014	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Unamortized balance of deferred financing costs written off	$ 2,986
Credit facility termination date		Mar. 19, 2014
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Fees and related costs deferred			$ 370
Secured Term Loan [Member]
Debt Instrument [Line Items]
Fees and related costs deferred			$ 601